Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Based Payments [Abstract]
Share-based payments
21. Share-based payments
Charges for share-based incentive plans were as follows:

	2024	2023	2022
	£m	£m	£m
Share-based payments	109	140	122
Share-based payments comprise charges for stock options and restricted stock awards to employees of the Group.
Restricted stock plans
The Group operates a number of equity-settled share incentive schemes, in most cases satisfied by the delivery of stock from one of the Group’s Employee Share Ownership Plan (ESOP) Trusts. The most significant current schemes are as follows:
Executive Performance Share Plan (EPSP)
This scheme is intended to reward and incentivise the most senior executives of the Group. The performance period is three or five complete financial years, commencing with the financial year in which the award is granted. The vesting date will usually be in the March following the end of the performance period. Vesting is conditional on continued employment throughout the vesting period.
The 2022, 2023 and 2024 EPSP awards are subject to three equally weighted performance conditions: three-year average Return on Invested Capital (ROIC), cumulative Adjusted Free Cash Flow (AFCF), and relative Total Shareholder Return (TSR). Achieving the threshold performance requirement will result in a vesting opportunity of 20% for that element. The vesting opportunity will increase on a straight-line basis to 100% of the award for maximum performance. The Compensation Committee has an overriding discretion to determine the extent to which the award will vest.
Bonus-related Share Awards
The Group grants bonuses to key executives in the form of share awards under the Executive Share Award (ESA), Performance Share Awards (PSA) or Short-term Incentive Plans (STIP) plans which are all conditional stock awards made from annual bonus pools. The awards are dependent upon annual performance targets, typically based on one or more of: revenue less pass-through costs, operating profit and operating margin. Grants are made in the year following the year of performance measurement, and vest two years after grant date provided the individual concerned is continually employed by the Group throughout this time.
Leadership Share Awards
WPP Leadership Awards are conditional stock awards made to around 1,800 of our key executives. Awards vest three years after grant, provided the participant is still employed within the Group.
Valuation methodology
For all of these schemes, the valuation methodology is based upon fair value on grant date, which is determined by the market price on that date or the application of a Black-Scholes model, depending upon the characteristics of the scheme concerned. The assumptions underlying the Black-Scholes model are detailed below including details of assumed dividend yields. Market price on any given day is obtained from external, publicly available sources.
Market/non-market conditions
Most share-based plans are subject to non-market performance conditions, such as margin or growth targets, as well as continued employment. EPSP is subject to a number of performance conditions, including TSR, a market‑based condition.

For schemes without market-based performance conditions, the valuation methodology above is applied and, at each year-end, the relevant charge for each grant is revised, if appropriate, to take account of any changes in estimate of the likely number of shares expected to vest.
For schemes with market-based performance conditions, the probability of satisfying these conditions is assessed at grant date through a statistical model (such as the Monte Carlo model) and applied to the fair value. This initial valuation remains fixed throughout the life of the relevant plan, irrespective of the actual outcome in terms of performance. Where a lapse occurs due to cessation of employment, the cumulative charge taken to date is reversed.
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2024 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2024 number m
Executive Performance Share Plan (EPSP)	23		11		(5)		(4)		25
Bonus-related Share Awards	12		7		(1)		(6)		12
Leadership Share Awards	12		5		(1)		(3)		13

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	950	p	738	p	980	p	949	p	853	p
Bonus-related Share Awards	903	p	820	p	861	p	877	p	873	p
Leadership Share Awards	848	p	872	p	844	p	1,026	p	821	p

	Non-vested 1 January 2023 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2023 number m
Executive Performance Share Plan (EPSP)	20		8		(1)		(4)		23
Bonus-related Share Awards	7		7		(1)		(1)		12
Leadership Share Awards	11		6		(1)		(4)		12

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	924	p	919	p	947	p	752	p	950	p
Bonus-related Share Awards	950	p	862	p	925	p	910	p	903	p
Leadership Share Awards	899	p	654	p	934	p	673	p	848	p
Note
[1]The Granted number of awards for the year ended 31 December 2024 includes 1.2 million (2023: 0.5 million) of dividend equivalent shares granted on vesting of current year awards.
The total fair value of shares vested for all the Group’s restricted stock plans during the year ended 31 December 2024 was £136 million (2023: £82 million, 2022: £65 million).
Share options
Terms of share option plans
The WPP Share Option Plan 2015 (WSOP) is the only active share option plan within the Group. Two kinds of options over ordinary shares can be granted under this plan, both with a market value exercise price. Firstly, options can be granted to employees who have worked at a company owned by WPP plc for at least two years which are not subject to performance conditions. Secondly, options may be granted on a discretionary basis subject to the satisfaction of performance conditions. Grants made to Executive employees under this plan are on a discretionary basis only. All share options are satisfied out of newly issued shares.
The Group grants stock options with a life of up to ten years, including the vesting period.
No options are outstanding under the predecessor 'all-employee' Worldwide Share Ownership Plan (WWOP) and the discretionary Executive Stock Option Plan. The balance of options outstanding under the Worldwide Share Ownership Plan at 1 January 2024 of 650,825 ordinary shares (exercise price £13.15) and 72,695 ADRs (exercise price $102.67) expired in full in the year. There were no outstanding options under the Executive Stock Option Plan at 1 January or 31 December 2024.
The aggregate status of the WPP Share Option Plans during 2024 was as follows:
Movements on options granted (Represented in ordinary shares)

	1 January 2024 m	Granted m	Exercised[1] m	Forfeited m	Outstanding 31 December 2024 m	Exercisable 31 December 2024 m
WWOP	1	—	—	(1)	—	—
WSOP	24	8	—	(4)	28	12
	25	8	—	(5)	28	12

	1 January 2023 m	Granted m	Exercised[1] m	Forfeited m	Outstanding 31 December 2023 m	Exercisable 31 December 2023 m
WWOP	2	—	—	(1)	1	—
WSOP	21	5	—	(2)	24	7
	23	5	—	(3)	25	7
Weighted average exercise price for options over ordinary shares and ADRs

	1 January 2024	Granted	Exercised	Forfeited	Outstanding 31 December 2024[2]	Exercisable 31 December 2024
Ordinary shares (£)
WWOP	13	—	—	13	—	—
WSOP	10	8	7	9	9	11
ADRs ($)
WWOP	103	—	—	103	—	—
WSOP	63	54	45	61	61	73

	1 January 2023	Granted	Exercised	Forfeited	Outstanding 31 December 2023	Exercisable 31 December 2023
Ordinary shares (£)
WWOP	13	—	—	13	13	—
WSOP	10	—	8	10	10	—
ADRs ($)
WWOP	106	—	—	110	103	—
WSOP	68	—	49	66	63	44
Notes
[1]The exercised number of WSOP shares for the year ended 31 December 2024 is 0.2 million (2023: 0.1 million).
[2]The range of exercises prices for the Outstanding Ordinary Shares is £7.07 - £17.06 with a weighted average contractual life of 82 months. The range of exercises prices for the Outstanding ADRs is £44.12 - £115.94 with a weighted average contractual life of 85 months.
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2024	2023	2022
Fair value of UK options (shares)	134.0p	131.0p	177.0p
Fair value of US options (ADRs)	$6.9	$8.6	$11.5
Weighted average assumptions
UK risk-free interest rate	3.8%	4.0%	2.9%
US risk-free interest rate	4.2%	4.5%	4.1%
Expected life (months)	48	48	48
Expected volatility	25.0%	33.0%	32.0%
Dividend yield	4.6%	5.6%	3.9%
Options are issued at an exercise price equal to market value on the date of grant.
The average share price of the Group for the year ended 31 December 2024 was £7.72 (2023: £8.41, 2022: £9.13) and the average ADR price for the same period was $49.33 (2023: $52.31, 2022: $56.80). The average share price of the Group for year ended 31 December 2024 approximates the weighted average share price during the periods of exercise throughout the year.
Expected volatility is sourced from external market data and represents the historical volatility in the Group’s share price over a period equivalent to the expected option life.
Expected life is based on a review of historical exercise behaviour in the context of the contractual terms of the options, as described in more detail on page F-48.